LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Disclosure of detailed information about lease liability [Table Text Block]
Lease liability	Warehouse	Vehicles	Total
Lease liability, as of December 31, 2019	$104,785	$72,150	$176,935
Additions	-	66,025	66,025
Lease payments	(77,009)	(22,586)	(99,595)
Lease interest	3,642	2,242	5,884
Lease liability, as of December 31, 2020	$31,418	$117,831	$149,249
Additions	199,466	43,491	242,957
Lease payments	(84,353)	(31,769)	(116,122)
Lease interest	6,757	4,871	11,628
Leasing liability, as of December 31, 2021	$153,288	$134,424	$287,712

Current portion	$65,886	$25,896	$91,783
Long-term portion	87,402	108,528	195,930

	$153,288	$134,424	$287,712

Disclosure of detailed information about non-current contractual lease obligations [Table Text Block]
Year	Amount
2022	$103,404
2023	135,419
2024	37,855
2025	12,342
2026	7,049
2027	7,049
2028	4,338
$307,456